Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Stock

NOTE 8 – PREFERRED STOCK

Series A Convertible Preferred Stock

The Series A Convertible Preferred Stock (“Preferred Stock”) has been authorized by resolutions adopted by the Company’s Board of Directors and set forth in a Certificate of Designation, Preferences and Rights (“Certificate of Designation”), filed with the Secretary of State of Delaware on November 26, 2008, as last amended on July 17, 2013, which contains the designations, rights, powers, preferences, qualifications and limitations of the Series A Preferred Stock. The shares of Preferred Stock are fully paid and non-assessable. As of June 30, 2014, the Company has issued 3,255 shares of Series A Preferred Stock convertible into an aggregate of approximately 3,831,576 shares of common stock.

Rank

The Preferred Stock ranks(i) senior to the common stock and any other class or series of the Company’s capital stock either specifically ranking by its terms junior to the Preferred Stock or not specifically ranking by its terms senior to or on parity with the Preferred Stock, (ii) on parity with any class or series of the Company’s capital stock specifically ranking by its terms on parity with the Preferred Stock, and (iii) junior to any class or series of capital stock specifically ranking by its terms senior to the Preferred Stock, in each case, as to payment of dividends or as to distributions of assets upon liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary. The approval of the holders of a majority of the Preferred Stock is required in order for the Company to issue any capital stock with rights on parity with or senior to the Preferred Stock.

Dividends

The holders of the Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% of the liquidation preference of the Preferred Stock, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company, semiannually on the last business day of February and August of each year (each a “Dividend Payment Date”), commencing in February 2009 with respect to the period from issuance through such date. As of June 30, 2014, an aggregate of 1,206,358 shares of common stock are issuable for accrued dividends.  The holders of the Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. Dividends that are due in cash and which are not paid within (5) business days of the Dividend Payment date shall bear interest until paid at the default rate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Preferred Stock have been, or contemporaneously are, declared and paid in full.

Conversion

At the election of the holder thereof, each share of Preferred Stock will be convertible into common stock, at any time after issuance, at the Conversion Rate, as it may be adjusted from time to time in accordance with the Certificate of Designation. The Conversion Rate initially will be 1,177 shares of common stock ($.85 per share) for each Share of Preferred Stock. If the Company issues or sells any shares of its common stock (or options, warrants or convertible securities, convertible or exchangeable into shares of common stock) hereinafter, a “Subsequent common stock Issuance”), then the Conversion Rate will be adjusted so that the number of shares of common stock issuable upon conversion of each share of preferred stock shall be equal to the quotient obtained by dividing $1,000 by the price per share of common stock (or the conversion price per share in the case of a sale of options, warrants or convertible securities) sold in such Subsequent common stock Issuance.

The Conversion Price is also subject to adjustment from time to time in the event of (i) the issuance of common stock as a dividend or distribution on any class of the Company’s capital stock; or (ii) the combination, subdivision or reclassification of the common stock. No fractional shares will be issued upon conversion. Payment of accumulated and unpaid dividends will be made upon conversion to the extent of legally-available funds. The shares of Preferred Stock may also be converted into common stock at the Conversion Rate at the Company’s option following the effectiveness of a Registration Statement, if the Company’s common stock trades above 200% of the Conversion Rate per share for a period of 20 consecutive trading days.

Voting Rights

The affirmative vote of the holders of at least two-thirds of the outstanding shares of Preferred Stock, voting as a class, shall be required to authorize, effect or validate (i) any change in the rights, privileges or preferences of the Preferred Stock that would adversely affect the Preferred Stock, or (ii) the authorization, creation, issuance or increase in the authorized or issued amount of any class or series of stock ranking on parity with or superior to the Preferred Stock with respect to the declaration and payment of dividends or distribution of assets upon liquidation, dissolution or winding-up of our Company. In addition, the holders of Preferred Stock shall have the right to vote, together with holders of common stock as single class, on all matters upon which the holders of common stock are entitled to vote pursuant to applicable Delaware law or the Company’s Certificate of Incorporation. The Preferred Stock shall vote on an “as converted basis” with each holder of Preferred Stock having one vote for each Conversion Share underlying such holder’s shares of Preferred Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, before any payment or distribution of the assets of the Company (whether capital or surplus), or the proceeds thereof, may be made or set apart for the holders common stock or any stock ranking junior to Preferred Stock, the holders of Preferred Stock will be entitled to receive, out of the assets of the Company available for distribution to stockholders, a liquidating distribution of $1,000 per share, plus any accrued and unpaid dividends, subject to adjustment upon the occurrence of certain events. If, upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company are insufficient to make the full payment of $1,000 per share, plus all accrued and unpaid dividends on the Preferred Stock and similar payments on any other class of stock ranking on a parity with the Preferred Stock upon liquidation, then the holders of Preferred Stock and such other shares will share ratably in any such distribution of the Company’s assets in proportion to the full respective distributable amounts to which they are entitled. Certain events, including a consolidation or merger of the Company with or into another corporation or sale or conveyance of all or substantially all the property and assets of the Company will be deemed to be a liquidation, dissolution or winding-up of the Company for purposes of the foregoing.

Series B Convertible Preferred Stock

The Series B Convertible Preferred Stock (“Series B Preferred Stock”) has been authorized by resolutions adopted by the Company’s Board of Directors and set forth in a Certificate of Designation, Preferences and Rights (“Certificate of Designation”), filed with the Secretary of State of Delaware on September 2, 2011, which contains the designations, rights, powers, preferences, qualifications and limitations of the Series B Preferred Stock. The shares of Series B Preferred Stock are fully paid and non-assessable. As of June 30, 2014, the Company had issued 2,146 shares of Series B Preferred Stock convertible into an aggregate of 2,525,842 shares of common stock.

Rank

The Series B Preferred Stock ranks(i) senior to the common stock and any other class or series of the Company’s capital stock either specifically ranking by its terms junior to the Series B Preferred Stock or not specifically ranking by its terms senior to or on parity with the Series B Preferred Stock, (ii) on parity with any class or series of the Company’s capital stock specifically ranking by its terms on parity with the Series B Preferred Stock, and (iii) junior to Series A Preferred Stock, in each case, as to distributions of assets upon liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary.

Dividends

The holders of the Series B Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% of the liquidation preference of the Series B Preferred Stock, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Series B Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company. The holders of the Series B Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Series B Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Series B Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Series B Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Series B Preferred Stock have been, or contemporaneously are, declared and paid in full.

Conversion

At the election of the holder thereof, each share of Series B Preferred Stock will be convertible into common stock, at any time after issuance, at the Conversion Rate, as it may be adjusted from time to time in accordance with the Certificate of Designation. The Conversion Rate initially will be 1,177 shares of common stock ($.85 per share) for each Share of Series B Preferred Stock.

The Conversion Price is subject to adjustment from time to time in the event of (i) the issuance of common stock as a dividend or distribution on any class of the Company’s capital stock; or (ii) the combination, subdivision or reclassification of the common stock. No fractional shares will be issued upon conversion. Payment of accumulated and unpaid dividends will be made upon conversion to the extent of legally-available funds. The shares of Preferred Stock may also be converted into common stock at the Conversion Rate at the Company’s option following the effectiveness of a Registration Statement, if the Company’s common stock trades above 200% of the Conversion Rate per share for a period of 20 consecutive trading days.

Voting Rights

The affirmative vote of the holders of at least a majority of the outstanding shares of Preferred Stock, voting as a class, shall be required to authorize, effect or validate (i) any change in the rights, privileges or preferences of the Series B Preferred Stock that would adversely affect the Series B Preferred Stock, or (ii) the authorization, creation, issuance or increase in the authorized or issued amount of any class or series of stock ranking on parity with or superior to the Series B Preferred Stock with respect to the declaration and payment of dividends or distribution of assets upon liquidation, dissolution or winding-up of our Company. In addition, the holders of Preferred Stock shall have the right to vote, together with holders of common stock as single class, on all matters upon which the holders of common stock are entitled to vote pursuant to applicable Delaware law or the Company’s Certificate of Incorporation. The Series B Preferred Stock shall vote on an “as converted basis” with each holder of Preferred Stock having one vote for each Conversion Share underlying such holder’s shares of Preferred Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, before any payment or distribution of the assets of the Company (whether capital or surplus), or the proceeds thereof, may be made or set apart for the holders common stock or any stock ranking junior to Preferred Stock, after payment to the holders of Series A Preferred Stock the holders of Preferred Stock will be entitled to receive, out of the assets of the Company available for distribution to stockholders, a liquidating distribution of $1,000 per share, plus any accrued and unpaid dividends, subject to adjustment upon the occurrence of certain events. If, upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company are insufficient to make the full payment of $1,000 per share, plus all accrued and unpaid dividends on the Preferred Stock and similar payments on any other class of stock ranking on a parity with the Preferred Stock upon liquidation, then the holders of Preferred Stock and such other shares will share ratably in any such distribution of the Company’s assets in proportion to the full respective distributable amounts to which they are entitled. Certain events, including a consolidation or merger of the Company with or into another corporation or sale or conveyance of all or substantially all the property and assets of the Company will be deemed to be a liquidation, dissolution or winding-up of the Company for purposes of the foregoing.

Series C Convertible Preferred Stock

The Series C Convertible Preferred Stock (“Series C Preferred Stock”) has been authorized by resolutions adopted by the Company’s Board of Directors and set forth in a Certificate of Designation, Preferences and Rights (“Certificate of Designation”), filed with the Secretary of State of Delaware on March 12, 2013, which contains the designations, rights, powers, preferences, qualifications and limitations of the Series C Preferred Stock. The shares of Series C Preferred Stock are fully paid and non-assessable. As of June 30, 2014, the Company had issued 5000 shares of Series C Preferred Stock convertible into an aggregate of 4,000,000 shares of common stock.

Rank

The Series C Preferred Stock ranks(i) senior to the common stock and any other class or series of the Company’s capital stock either specifically ranking by its terms junior to the Series C Preferred Stock or not specifically ranking by its terms senior to or on parity with the Series C Preferred Stock, (ii) on parity with the Series B Preferred Stock and any class or series of the Company’s capital stock specifically ranking by its terms on parity with the Series C Preferred Stock, and (iii) junior to Series A Preferred Stock, in each case, as to distributions of assets upon liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary.

Dividends

The holders of the Series C Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% of the liquidation preference of the Series C Preferred Stock, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Series C Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company. The holders of the Series C Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Series C Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Series C Preferred Stock have been, or contemporaneously are, declared and paid in full.

Conversion

At the election of the holder thereof, each share of Series C Preferred Stock will be convertible into common stock, at any time after issuance, at the Conversion Rate, as it may be adjusted from time to time in accordance with the Certificate of Designation. The Conversion Rate initially will be 800 shares of common stock ($1.25 per share) for each Share of Series C Preferred Stock.

The Conversion Price is subject to adjustment from time to time in the event of (i) the issuance of common stock as a dividend or distribution on any class of the Company’s capital stock; or (ii) the combination, subdivision or reclassification of the common stock. No fractional shares will be issued upon conversion. Payment of accumulated and unpaid dividends will be made upon conversion to the extent of legally-available funds. The shares of Preferred Stock may also be converted into common stock at the Conversion Rate at the Company’s option following the effectiveness of a Registration Statement, if the Company’s common stock trades above 300% of the Conversion Rate per share for a period of 20 consecutive trading days.

Voting Rights

The affirmative vote of the holders of at least a majority of the outstanding shares of Preferred Stock, voting as a class, shall be required to authorize, effect or validate (i) any change in the rights, privileges or preferences of the Series C Preferred Stock that would adversely affect the Series C Preferred Stock, or (ii) the authorization, creation, issuance or increase in the authorized or issued amount of any class or series of stock ranking on parity with or superior to the Series C Preferred Stock with respect to the declaration and payment of dividends or distribution of assets upon liquidation, dissolution or winding-up of our Company. In addition, the holders of Preferred Stock shall have the right to vote, together with holders of common stock as single class, on all matters upon which the holders of common stock are entitled to vote pursuant to applicable Delaware law or the Company’s Certificate of Incorporation. The Series C Preferred Stock shall vote on an “as converted basis” with each holder of Preferred Stock having one vote for each Conversion Share underlying such holder’s shares of Preferred Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, before any payment or distribution of the assets of the Company (whether capital or surplus), or the proceeds thereof, may be made or set apart for the holders common stock or any stock ranking junior to Preferred Stock, after payment to the holders of Series A Preferred Stock the holders of Preferred Stock will be entitled to receive, out of the assets of the Company available for distribution to stockholders, a liquidating distribution of $1,000 per share, plus any accrued and unpaid dividends, subject to adjustment upon the occurrence of certain events. If, upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company are insufficient to make the full payment of $1,000 per share, plus all accrued and unpaid dividends on the Preferred Stock and similar payments on any other class of stock ranking on a parity with the Preferred Stock upon liquidation, then the holders of Preferred Stock and such other shares will share ratably in any such distribution of the Company’s assets in proportion to the full respective distributable amounts to which they are entitled. Certain events, including a consolidation or merger of the Company with or into another corporation or sale or conveyance of all or substantially all the property and assets of the Company will be deemed to be a liquidation, dissolution or winding-up of the Company for purposes of the foregoing.

During the six months ended June 30, 2014, the Company issued 1,621 shares of its par value $0.10 Series C Convertible Preferred Stock for cash at $1,000 per share.

During the year ended December 31, 2013, the Company issued 3,380 shares of its par value, $0.10 Series C Convertible Preferred Stock for cash at $1,000 per share.

During the year ended December 31, 2012, the Company issued 1,116 shares of its par value $0.10 convertible Series B preferred stock for cash at $1,000 per share.

During the year ended December 31, 2011, the Company issued 419 shares of its par value $0.10 Series A Convertible Preferred Stock and 1,030 shares of its par value $0.10 Series B Convertible Preferred Stock, for a total of 1,449 shares of Preferred Stock, for cash at $1,000 per share.

During the year ended December 31, 2010, the Company issued 575 shares of its par value $0.10 Series A Convertible Preferred Stock for cash at $1,000 per share.

During the year ended December 31, 2009, the Company issued 810 shares of its par value $0.10 Series A Convertible Preferred Stock at $1,000 per share.

On November 25, 2008, the Company issued 562 shares of its par value $0.10 Series A Convertible Preferred Stock for cash at $1,000 per share.

On November 25, 2008, the Company issued 890 shares of its par value $0.10 Series A Convertible Preferred Stock to extinguish bridge debt financing totaling $889,786.

Between January 24 and April 15, 2008, the Company issued 1,082,500 common shares of the Company at $0.85 per common share in accordance with the Bridge Note agreements.

As of June 30, 2014 and December 31, 2013, the Company has accrued $1,651,157 and $1,353,961 and has not paid any dividends, respectively.

NOTE 8 – CAPITAL STOCK

The Series A Convertible Preferred Stock (“Preferred Stock”) has been authorized by resolutions adopted by the Company’s Board of Directors and set forth in a Certificate of Designation, Preferences and Rights (“Certificate of Designation”), filed with the Secretary of State of Delaware on November 26, 2008, and as last amended on July 17, 2013, which contains the designations, rights, powers, preferences, qualifications and limitations of the Series A Preferred Stock. The shares of Preferred Stock are fully paid and non-assessable. As of December 31, 2013, the Company has issued 3,255 shares of Series A Preferred Stock.

Rank

The Preferred Stock ranks(i) senior to the common stock and any other class or series of the Company’s capital stock either specifically ranking by its terms junior to the Preferred Stock or not specifically ranking by its terms senior to or on parity with the Preferred Stock, (ii) on parity with any class or series of the Company’s capital stock specifically ranking by its terms on parity with the Preferred Stock, and (iii) junior to any class or series of capital stock specifically ranking by its terms senior to the Preferred Stock, in each case, as to payment of dividends or as to distributions of assets upon liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary. The approval of the holders of a majority of the Preferred Stock is required in order for the Company to issue any capital stock with rights on parity with or senior to the Preferred Stock.

Dividends

The holders of the Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% of the liquidation preference of the Preferred Stock, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Preferred Stock. Such dividends are payable in shares of common stock, semiannually on the last business day of February and August of each year (each a “Dividend Payment Date”), commencing in February 2009 with respect to the period from issuance through such date. The holders of the Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Preferred Stock have been, or contemporaneously are, declared and paid in full.

Conversion

At the election of the holder thereof, each share of Preferred Stock will be convertible into common stock, at any time after issuance, at the Conversion Rate, as it may be adjusted from time to time in accordance with the Certificate of Designation. The Conversion Rate initially will be 1,177 shares of common stock ($.85 per share) for each share of Preferred Stock.

The Conversion Price is subject to adjustment from time to time in the event of (i) the issuance of common stock as a dividend or distribution on any class of the Company’s capital stock; or (ii) the combination, subdivision or reclassification of the common stock. No fractional shares will be issued upon conversion. Payment of accumulated and unpaid dividends will be made upon conversion to the extent of legally-available funds. The shares of Preferred Stock may also be converted into common stock at the Conversion Rate at the Company’s option following the effectiveness of a Registration Statement, if the Company’s common stock trades above 300% of the Conversion Rate per share for a period of 20 consecutive trading days.

Voting Rights

The affirmative vote of the holders of at least two-thirds of the outstanding shares of Preferred Stock, voting as a class, shall be required to authorize, effect or validate (i) any change in the rights, privileges or preferences of the Preferred Stock that would adversely affect the Preferred Stock, or (ii) the authorization, creation, issuance or increase in the authorized or issued amount of any class or series of stock ranking on parity with or superior to the Preferred Stock with respect to the declaration and payment of dividends or distribution of assets upon liquidation, dissolution or winding-up of our Company. In addition, the holders of Preferred Stock shall have the right to vote, together with holders of common stock as single class, on all matters upon which the holders of common stock are entitled to vote pursuant to applicable Delaware law or the Company’s Certificate of Incorporation. The Preferred Stock shall vote on an “as converted basis” with each holder of Preferred Stock having one vote for each Conversion Share underlying such holder’s shares of Preferred Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, before any payment or distribution of the assets of the Company (whether capital or surplus), or the proceeds thereof, may be made or set apart for the holders common stock or any stock ranking junior to Preferred Stock, the holders of Preferred Stock will be entitled to receive, out of the assets of the Company available for distribution to stockholders, a liquidating distribution of $1,000 per share, plus any accrued and unpaid dividends, subject to adjustment upon the occurrence of certain events. If, upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company are insufficient to make the full payment of $1,000 per share, plus all accrued and unpaid dividends on the Preferred Stock and similar payments on any other class of stock ranking on a parity with the Preferred Stock upon liquidation, then the holders of Preferred Stock and such other shares will share ratably in any such distribution of the Company’s assets in proportion to the full respective distributable amounts to which they are entitled. Certain events, including a consolidation or merger of the Company with or into another corporation or sale or conveyance of all or substantially all the property and assets of the Company will be deemed to be a liquidation, dissolution or winding-up of the Company for purposes of the foregoing.

Series B Convertible Preferred Stock

The Series B Convertible Preferred Stock (“Series B Preferred Stock”) has been authorized by resolutions adopted by the Company’s Board of Directors and set forth in a Certificate of Designation, Preferences and Rights (“Certificate of Designation”), filed with the Secretary of State of Delaware on September 2, 2011, which contains the designations, rights, powers, preferences, qualifications and limitations of the Series B Preferred Stock. The shares of Series B Preferred Stock are fully paid and non-assessable. As of December 31, 2013, the Company had issued 2,146 shares of Series B Preferred Stock.

Rank

The Series B Preferred Stock ranks(i) senior to the common stock and any other class or series of the Company’s capital stock either specifically ranking by its terms junior to the Series B Preferred Stock or not specifically ranking by its terms senior to or on parity with the Series B Preferred Stock, (ii) on parity with any class or series of the Company’s capital stock specifically ranking by its terms on parity with the Series B Preferred Stock, and (iii) junior to Series A Preferred Stock, in each case, as to distributions of assets upon liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary.

Dividends

The holders of the Series B Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% of the liquidation preference of the Series B Preferred Stock, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Series B Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company. The holders of the Series B Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Series B Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Series B Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Series B Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Series B Preferred Stock have been, or contemporaneously are, declared and paid in full.

Conversion

At the election of the holder thereof, each share of Series B Preferred Stock will be convertible into common stock, at any time after issuance, at the Conversion Rate, as it may be adjusted from time to time in accordance with the Certificate of Designation. The Conversion Rate initially will be 1,177 shares of common stock ($.85 per share) for each Share of Series B Preferred Stock.

The Conversion Price is subject to adjustment from time to time in the event of (i) the issuance of common stock as a dividend or distribution on any class of the Company’s capital stock; or (ii) the combination, subdivision or reclassification of the common stock but does not contain the same price protection ratchets as the Series A Preferred Stock. No fractional shares will be issued upon conversion. Payment of accumulated and unpaid dividends will be made upon conversion to the extent of legally-available funds. The shares of Preferred Stock may also be converted into common stock at the Conversion Rate at the Company’s option following the effectiveness of a Registration Statement, if the Company’s common stock trades above 200% of the Conversion Rate per share for a period of 20 consecutive trading days.

Voting Rights

The affirmative vote of the holders of at least a majority of the outstanding shares of Preferred Stock, voting as a class, shall be required to authorize, effect or validate (i) any change in the rights, privileges or preferences of the Series B Preferred Stock that would adversely affect the Series B Preferred Stock, or (ii) the authorization, creation, issuance or increase in the authorized or issued amount of any class or series of stock ranking on parity with or superior to the Series B Preferred Stock with respect to the declaration and payment of dividends or distribution of assets upon liquidation, dissolution or winding-up of our Company. In addition, the holders of Preferred Stock shall have the right to vote, together with holders of common stock as single class, on all matters upon which the holders of common stock are entitled to vote pursuant to applicable Delaware law or the Company’s Certificate of Incorporation. The Series B Preferred Stock shall vote on an “as converted basis” with each holder of Preferred Stock having one vote for each Conversion Share underlying such holder’s shares of Preferred Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, before any payment or distribution of the assets of the Company (whether capital or surplus), or the proceeds thereof, may be made or set apart for the holders common stock or any stock ranking junior to Preferred Stock, after payment to the holders of Series A Preferred Stock the holders of Preferred Stock will be entitled to receive, out of the assets of the Company available for distribution to stockholders, a liquidating distribution of $1,000 per share, plus any accrued and unpaid dividends, subject to adjustment upon the occurrence of certain events. If, upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company are insufficient to make the full payment of $1,000 per share, plus all accrued and unpaid dividends on the Preferred Stock and similar payments on any other class of stock ranking on a parity with the Preferred Stock upon liquidation, then the holders of Preferred Stock and such other shares will share ratably in any such distribution of the Company’s assets in proportion to the full respective distributable amounts to which they are entitled. Certain events, including a consolidation or merger of the Company with or into another corporation or sale or conveyance of all or substantially all the property and assets of the Company will be deemed to be a liquidation, dissolution or winding-up of the Company for purposes of the foregoing.

Series C Convertible Preferred Stock

The Series C Convertible Preferred Stock (“Series C Preferred Stock”) has been authorized by resolutions adopted by the Company’s Board of Directors and set forth in a Certificate of Designation, Preferences and Rights (“Certificate of Designation”), filed with the Secretary of State of Delaware on March 12, 2013, which contains the designations, rights, powers, preferences, qualifications and limitations of the Series C Preferred Stock. The shares of Series C Preferred Stock are fully paid and non-assessable. As of December 31, 2013, the Company had issued 3,380 shares of Series C Preferred Stock.

Rank

The Series C Preferred Stock ranks(i) senior to the common stock and any other class or series of the Company’s capital stock either specifically ranking by its terms junior to the Series C Preferred Stock or not specifically ranking by its terms senior to or on parity with the Series C Preferred Stock, (ii) on parity with the Series B Preferred Stock and any class or series of the Company’s capital stock specifically ranking by its terms on parity with the Series C Preferred Stock, and (iii) junior to Series A Preferred Stock, in each case, as to distributions of assets upon liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary.

Dividends

The holders of the Series C Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% of the liquidation preference of the Series C Preferred Stock, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Series C Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company. The holders of the Series C Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Series C Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Series C Preferred Stock have been, or contemporaneously are, declared and paid in full.

Conversion

At the election of the holder thereof, each share of Series C Preferred Stock will be convertible into common stock, at any time after issuance, at the Conversion Rate, as it may be adjusted from time to time in accordance with the Certificate of Designation. The Conversion Rate initially will be 800 shares of common stock ($1.25 per share) for each Share of Series C Preferred Stock.

The Conversion Price is subject to adjustment from time to time in the event of (i) the issuance of common stock as a dividend or distribution on any class of the Company’s capital stock; or (ii) the combination, subdivision or reclassification of the common stock.  No fractional shares will be issued upon conversion. Payment of accumulated and unpaid dividends will be made upon conversion to the extent of legally-available funds. The shares of Preferred Stock may also be converted into common stock at the Conversion Rate at the Company’s option following the effectiveness of a Registration Statement, if the Company’s common stock trades above 300% of the Conversion Rate per share for a period of 20 consecutive trading days.

Voting Rights

The affirmative vote of the holders of at least a majority of the outstanding shares of Preferred Stock, voting as a class, shall be required to authorize, effect or validate (i) any change in the rights, privileges or preferences of the Series C Preferred Stock that would adversely affect the Series C Preferred Stock, or (ii) the authorization, creation, issuance or increase in the authorized or issued amount of any class or series of stock ranking on parity with or superior to the Series C Preferred Stock with respect to the declaration and payment of dividends or distribution of assets upon liquidation, dissolution or winding-up of our Company. In addition, the holders of Preferred Stock shall have the right to vote, together with holders of common stock as single class, on all matters upon which the holders of common stock are entitled to vote pursuant to applicable Delaware law or the Company’s Certificate of Incorporation. The Series C Preferred Stock shall vote on an “as converted basis” with each holder of Preferred Stock having one vote for each Conversion Share underlying such holder’s shares of Preferred Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, before any payment or distribution of the assets of the Company (whether capital or surplus), or the proceeds thereof, may be made or set apart for the holders common stock or any stock ranking junior to Preferred Stock, after payment to the holders of Series A Preferred Stock the holders of Preferred Stock will be entitled to receive, out of the assets of the Company available for distribution to stockholders, a liquidating distribution of $1,000 per share, plus any accrued and unpaid dividends, subject to adjustment upon the occurrence of certain events. If, upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company are insufficient to make the full payment of $1,000 per share, plus all accrued and unpaid dividends on the Preferred Stock and similar payments on any other class of stock ranking on a parity with the Preferred Stock upon liquidation, then the holders of Preferred Stock and such other shares will share ratably in any such distribution of the Company’s assets in proportion to the full respective distributable amounts to which they are entitled. Certain events, including a consolidation or merger of the Company with or into another corporation or sale or conveyance of all or substantially all the property and assets of the Company will be deemed to be a liquidation, dissolution or winding-up of the Company for purposes of the foregoing.

During the year ended December, 2013, the Company issued 3,380 shares of its par value $0.10 Series C Convertible Preferred Stock for cash at $1,000 per share.

During the year ended December 31, 2012, the Company issued 1,116 shares of its par value $0.10 convertible Series B preferred stock for cash at $1,000 per share.

During the year ended December 31, 2011, the Company issued 419 shares of its par value $0.10 Series A Convertible Preferred Stock and 1,030 shares of its par value $0.10 Series B Convertible Preferred Stock, for a total of 1,449 shares of Preferred Stock, for cash at $1,000 per share.

During the year ended December 31, 2010, the Company issued 575 shares of its par value $0.10 Series A Convertible Preferred Stock for cash at $1,000 per share.

During the year ended December 31, 2009, the Company issued 810 shares of its par value $0.10 Series A Convertible Preferred Stock at $1,000 per share.

On November 25, 2008, the Company issued 562 shares of its par value $0.10 Series A Convertible Preferred Stock for cash at $1,000 per share.

On November 25, 2008, the Company issued 890 shares of its par value $0.10 Series A Convertible Preferred Stock to extinguish bridge debt financing totaling $889,875.

Between January 24 and April 15, 2008, the Company issued 1,082,500 common shares of the Company at $0.85 per common share in accordance with the Bridge Note agreements.

As of December 31, 2013 and 2012, the Company has accrued $1,353,961 and $861,872 and has not paid any dividends, respectively.

Common Stock

During year ended December 31, 2013, the Company issued 40,000 shares of common stock, for services performed at $0.85 per share. The Chairman of the Audit Committee also received 30,000, 40,000 and 40,000 restricted shares of Common Stock on December 28, 2010, December 22, 2011 and February 20, 2013, in consideration of consulting and accounting services as chairman of the Company’s Audit Committee. The 40,000 issued in the quarter ended March 31, 2013 were not issued until the current quarter and were booked initially as a stock payable in the amount of $34,000 valued at the stock price on February 20, 2013 of $0.85. As of December 31, 2013, stock payable was $-0-. He will be reimbursed for reasonable expenses incurred, however will not receive any other cash compensation.

During the year ended December 31, 2012, the Company issued 7,500 shares of common stock to a consultant of the Company in exchange for services valuing $16,000. The shares were valued based on the last sale price of $0.85 per share. The difference of $9,625 was recognized as a gain.

During the year ended December 31, 2011, the Company issued 640,000 shares of common stock to officers and consultants in exchange for services provided. The shares were valued based on the price of $0.85 per share and the Company recognized $151,000 in salaries and wages, $289,000 in consulting expense, and extinguished $104,000 in accrued officer salary.

On September 16, 2010 the Company issued 400,000 shares of common stock to officers and consultants of the Company in exchange for services provided. The shares were valued based on the price of $0.85 per share and the Company recognized $340,000 in consulting expense.

On December 28, 2010 the Company issued 450,000 shares of common stock to officers and consultants of the Company in exchange for services provided. The shares were valued based on the price of $0.85 per share and the Company recognized $382,500 in consulting expense.